Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Preferred shares, par value (in USD per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	10,000,000	10,000,000
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0